Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statement [abstract]
General and administrative expense	$ (18,944)	$ (17,448)	$ (16,889)
Operating income	210,637	193,110	74,204
Interest income	3,918	4,485	1,076
Other financial (expense)/income	(2,088)	(1,984)	(2,826)
Profit/(loss) for the year	181,460	161,397	61,979
Parent Company [Member]
Condensed Income Statement [abstract]
Impairment charge	(999)	(699)	(1,234)
Dividend income	275,400	119,514	77,820
General and administrative expense	(18,566)	(17,651)	(17,704)
Operating income	255,835	101,164	58,881
Interest income	938	9,114	18,823
Other financial (expense)/income	(27)	(72)	(141)
Profit/(loss) for the year	$ 256,746	$ 110,206	$ 77,563